UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2011 (Unaudited)

DWS Growth & Income Fund
(Effective February 1, 2012, the Fund was renamed DWS Core Equity Fund)
	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 10.0%
Auto Components 0.3%
Goodyear Tire & Rubber Co.*	431,500	6,114,355
Lear Corp.	62,000	2,467,600

		8,581,955
Automobiles 0.6%
General Motors Co.*	791,100	16,035,597
Hotels Restaurants & Leisure 1.0%
Carnival Corp.	152,800	4,987,392
Starbucks Corp. (a)	341,400	15,707,814
Wyndham Worldwide Corp. (a)	180,800	6,839,664

		27,534,870
Household Durables 0.4%
Garmin Ltd. (a)	93,800	3,734,178
Whirlpool Corp.	131,700	6,249,165

		9,983,343
Leisure Equipment & Products 0.1%
Polaris Industries, Inc. (a)	38,800	2,172,024
Media 2.9%
CBS Corp. "B" (a)	1,131,100	30,698,054
Discovery Communications, Inc. "A"*	56,700	2,322,999
Interpublic Group of Companies, Inc.	458,500	4,461,205
McGraw-Hill Companies, Inc. (a)	92,500	4,159,725
News Corp. "A" (a)	634,400	11,317,696
Time Warner, Inc. (a)	407,400	14,723,436
Viacom, Inc. "B"	167,400	7,601,634

		75,284,749
Multiline Retail 1.7%
Dillard's, Inc. "A" (a)	361,231	16,212,047
Macy's, Inc.	847,100	27,259,678
Sears Holdings Corp.* (a)	72,200	2,294,516

		45,766,241
Specialty Retail 1.8%
Aaron's, Inc. (a)	101,900	2,718,692
Best Buy Co., Inc. (a)	903,800	21,121,806
Foot Locker, Inc.	110,000	2,622,400
Limited Brands, Inc. (a)	352,300	14,215,305
Orchard Supply Hardware Stores Corp. "A"*	1,350	5,616
The Gap, Inc. (a)	369,700	6,857,935

		47,541,754
Textiles, Apparel & Luxury Goods 1.2%
VF Corp. (a)	241,300	30,642,687
Consumer Staples 8.6%
Food & Staples Retailing 1.8%
Costco Wholesale Corp. (a)	125,300	10,439,996
CVS Caremark Corp.	793,200	32,346,696
Whole Foods Market, Inc.	66,700	4,640,986

		47,427,678
Food Products 3.4%
Archer-Daniels-Midland Co.	180,100	5,150,860
Bunge Ltd.	68,800	3,935,360
Fresh Del Monte Produce, Inc. (a)	94,400	2,360,944
Kraft Foods, Inc. "A"	1,160,700	43,363,752
Smithfield Foods, Inc.* (a)	144,600	3,510,888
Tyson Foods, Inc. "A" (a)	1,475,200	30,448,128

		88,769,932
Household Products 0.5%
Kimberly-Clark Corp.	88,200	6,487,992
Procter & Gamble Co.	117,800	7,858,438

		14,346,430
Personal Products 0.7%
Avon Products, Inc.	188,500	3,293,095
Herbalife Ltd.	220,400	11,388,068
Nu Skin Enterprises, Inc. "A" (a)	67,900	3,297,903

		17,979,066
Tobacco 2.2%
Philip Morris International, Inc.	728,300	57,156,984
Energy 13.6%
Energy Equipment & Services 2.1%
Nabors Industries Ltd.*	263,600	4,570,824
National Oilwell Varco, Inc. (a)	570,100	38,761,099
Transocean Ltd. (a)	282,000	10,825,980

		54,157,903
Oil, Gas & Consumable Fuels 11.5%
Alpha Natural Resources, Inc.* (a)	708,400	14,472,612
Apache Corp.	131,500	11,911,270
Canadian Natural Resources Ltd. (a)	262,800	9,820,836
Chevron Corp. (a)	400,800	42,645,120
ConocoPhillips (a)	722,000	52,612,140
CVR Energy, Inc.*	273,800	5,128,274
Denbury Resources, Inc.* (a)	686,800	10,370,680
Hess Corp.	225,400	12,802,720
HollyFrontier Corp.	151,500	3,545,100
Marathon Oil Corp. (a)	1,016,800	29,761,736
Marathon Petroleum Corp.	129,300	4,304,397
Murphy Oil Corp.	115,700	6,449,118
Occidental Petroleum Corp.	34,900	3,270,130
Petroleo Brasileiro SA (ADR) (a)	528,300	13,128,255
Talisman Energy, Inc.	304,400	3,881,100
Tesoro Corp.* (a)	1,296,600	30,288,576
Valero Energy Corp.	1,967,100	41,407,455
W&T Offshore, Inc. (a)	161,400	3,423,294
Western Refining, Inc.* (a)	275,200	3,657,408

		302,880,221
Financials 16.6%
Capital Markets 1.8%
American Capital Ltd.*	300,500	2,022,365
Bank of New York Mellon Corp.	255,400	5,085,014
E*TRADE Financial Corp.*	571,100	4,545,956
Morgan Stanley	554,300	8,386,559
Northern Trust Corp.	78,000	3,093,480
State Street Corp. (a)	592,400	23,879,644

		47,013,018
Commercial Banks 3.2%
Banco Santander Brasil SA (ADR)	376,100	3,061,454
Bank of Montreal	60,100	3,294,081
BB&T Corp. (a)	200,500	5,046,585
Comerica, Inc.	266,500	6,875,700
KeyCorp	3,300,100	25,377,769
Regions Financial Corp.	1,980,200	8,514,860
SunTrust Banks, Inc.	373,000	6,602,100
Zions Bancorp. (a)	1,551,700	25,261,676

		84,034,225
Consumer Finance 2.8%
American Express Co.	133,700	6,306,629
Capital One Financial Corp. (a)	894,400	37,824,176
Discover Financial Services	1,187,700	28,504,800

		72,635,605
Diversified Financial Services 2.7%
Bank of America Corp.	2,230,600	12,402,136
Citigroup, Inc.	507,200	13,344,432
CME Group, Inc. "A"	23,100	5,628,777
IntercontinentalExchange, Inc.* (a)	113,900	13,730,645
JPMorgan Chase & Co.	327,100	10,876,075
The NASDAQ OMX Group, Inc.*	592,500	14,522,175

		70,504,240
Insurance 5.7%
ACE Ltd.	468,000	32,816,160
Aflac, Inc. (a)	852,800	36,892,128
Allied World Assurance Co. Holdings AG	96,600	6,079,038
Allstate Corp.	176,400	4,835,124
American International Group, Inc.* (a)	255,300	5,922,960
Arch Capital Group Ltd.* (a)	93,800	3,492,174
Chubb Corp. (a)	272,900	18,890,138
Genworth Financial, Inc. "A"*	341,100	2,234,205
Hartford Financial Services Group, Inc.	266,200	4,325,750
Lincoln National Corp. (a)	238,100	4,623,902
MetLife, Inc. (a)	390,500	12,175,790
PartnerRe Ltd.	67,600	4,340,596
The Travelers Companies, Inc.	152,700	9,035,259
Torchmark Corp. (a)	54,900	2,382,111
Validus Holdings Ltd. (a)	69,700	2,195,550

		150,240,885
Real Estate Investment Trusts 0.4%
Rayonier, Inc. (REIT) (a)	98,350	4,389,361
Simon Property Group, Inc. (REIT)	25,500	3,287,970
Weyerhaeuser Co. (REIT)	173,700	3,242,979

		10,920,310
Health Care 14.1%
Biotechnology 0.7%
Biogen Idec, Inc.*	176,700	19,445,835
Health Care Providers & Services 5.7%
Aetna, Inc. (a)	878,000	37,042,820
Cardinal Health, Inc.	55,800	2,266,038
Humana, Inc.	443,000	38,811,230
UnitedHealth Group, Inc. (a)	851,200	43,138,816
WellPoint, Inc. (a)	433,100	28,692,875

		149,951,779
Pharmaceuticals 7.7%
Abbott Laboratories (a)	197,300	11,094,179
Bristol-Myers Squibb Co. (a)	1,021,100	35,983,564
Eli Lilly & Co. (a)	1,017,600	42,291,456
Forest Laboratories, Inc.*	473,200	14,319,032
Merck & Co., Inc.	612,300	23,083,710
Par Pharmaceutical Companies, Inc.* (a)	122,300	4,002,879
Pfizer, Inc. (a)	2,813,900	60,892,796
Teva Pharmaceutical Industries Ltd. (ADR)	107,000	4,318,520
Watson Pharmaceuticals, Inc.*	100,400	6,058,136

		202,044,272
Industrials 8.8%
Aerospace & Defense 3.4%
General Dynamics Corp.	446,400	29,645,424
Honeywell International, Inc. (a)	194,400	10,565,640
Northrop Grumman Corp. (a)	650,600	38,047,088
Raytheon Co. (a)	218,700	10,580,706

		88,838,858
Airlines 0.8%
Alaska Air Group, Inc.*	108,000	8,109,720
Southwest Airlines Co.	521,000	4,459,760
United Continental Holdings, Inc.* (a)	381,900	7,206,453

		19,775,933
Construction & Engineering 0.9%
Chicago Bridge & Iron Co. NV	163,200	6,168,960
EMCOR Group, Inc. (a)	149,200	4,000,052
Fluor Corp.	205,400	10,321,350
KBR, Inc.	140,300	3,910,161

		24,400,523
Industrial Conglomerates 1.1%
Tyco International Ltd.	604,400	28,231,524
Machinery 1.1%
AGCO Corp.*	257,700	11,073,369
Parker Hannifin Corp. (a)	147,900	11,277,375
SPX Corp.	48,900	2,947,203
Timken Co.	68,700	2,659,377

		27,957,324
Professional Services 0.2%
Manpower, Inc.	82,600	2,952,950
Robert Half International, Inc. (a)	120,700	3,435,122

		6,388,072
Road & Rail 0.6%
Ryder System, Inc.	322,300	17,127,022
Trading Companies & Distributors 0.7%
W.W. Grainger, Inc. (a)	91,700	17,165,323
Information Technology 19.8%
Communications Equipment 2.3%
Cisco Systems, Inc.	1,448,700	26,192,496
Motorola Solutions, Inc.	182,200	8,434,038
Nokia 0yj (ADR) (a)	5,571,100	26,852,702

		61,479,236
Computers & Peripherals 4.1%
Apple, Inc.*	45,200	18,306,000
Dell, Inc.* (a)	3,238,600	47,380,718
Lexmark International, Inc. "A"	173,900	5,750,873
SanDisk Corp.*	182,100	8,961,141
Seagate Technology PLC	410,900	6,738,760
Western Digital Corp.*	679,700	21,036,715

		108,174,207
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc.*	247,600	9,262,716
Avnet, Inc.*	188,000	5,844,920
Tech Data Corp.*	185,500	9,165,555
Vishay Intertechnology, Inc.* (a)	987,800	8,880,322

		33,153,513
Internet Software & Services 2.6%
AOL, Inc.* (a)	158,900	2,399,390
eBay, Inc.*	1,045,800	31,719,114
IAC/InterActiveCorp. (a)	547,200	23,310,720
Yahoo!, Inc.*	713,100	11,502,303

		68,931,527
IT Services 4.3%
Automatic Data Processing, Inc. (a)	401,300	21,674,213
Computer Sciences Corp. (a)	382,320	9,060,984
Fiserv, Inc.*	138,800	8,153,112
International Business Machines Corp. (a)	344,500	63,346,660
Total System Services, Inc.	243,100	4,755,036
Western Union Co. (a)	259,000	4,729,340

		111,719,345
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	2,798,300	29,969,793
Cree, Inc.* (a)	152,500	3,361,100
GT Advanced Technologies, Inc.* (a)	380,900	2,757,716
Intel Corp. (a)	425,600	10,320,800
Kulicke & Soffa Industries, Inc.* (a)	381,700	3,530,725
Micron Technology, Inc.* (a)	3,212,154	20,204,449
NVIDIA Corp.*	558,200	7,736,652
OmniVision Technologies, Inc.*	283,500	3,468,622

		81,349,857
Software 2.1%
Activision Blizzard, Inc. (a)	1,995,400	24,583,328
ANSYS, Inc.*	115,700	6,627,296
Autodesk, Inc.*	76,800	2,329,344
Citrix Systems, Inc.*	63,800	3,873,936
Electronic Arts, Inc.*	640,400	13,192,240
Microsoft Corp.	31,000	804,760
SAP AG (ADR)	47,300	2,504,535

		53,915,439
Materials 5.9%
Chemicals 2.5%
CF Industries Holdings, Inc.	251,500	36,462,470
Huntsman Corp.	277,200	2,772,000
LyondellBasell Industries NV "A"	182,100	5,916,429
Monsanto Co.	202,900	14,217,203
OM Group, Inc.*	101,700	2,277,063
PPG Industries, Inc. (a)	55,500	4,633,695

		66,278,860
Metals & Mining 2.5%
Agnico-Eagle Mines Ltd.	125,000	4,540,000
ArcelorMittal (NY Registered Shares) (a)	632,300	11,501,537
BHP Billiton Ltd. (ADR) (a)	109,700	7,748,111
BHP Billiton PLC (ADR)	114,200	6,668,138
Coeur d'Alene Mines Corp.*	124,500	3,005,430
Hecla Mining Co.	568,200	2,971,686
Kinross Gold Corp.	585,000	6,669,000
Rio Tinto PLC (ADR)	192,400	9,412,208
United States Steel Corp. (a)	469,200	12,415,032

		64,931,142
Paper & Forest Products 0.9%
Domtar Corp. (a)	220,800	17,655,168
International Paper Co. (a)	164,100	4,857,360

		22,512,528
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. (a)	178,000	7,141,360
Wireless Telecommunication Services 0.5%
China Mobile Ltd. (ADR) (a)	107,200	5,198,128
NII Holdings, Inc.*	182,500	3,887,250
Sprint Nextel Corp.* (a)	1,513,000	3,540,420

		12,625,798
Utilities 1.0%
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	227,100	2,688,864
NRG Energy, Inc.* (a)	658,718	11,935,970

		14,624,834
Multi-Utilities 0.5%
Ameren Corp. (a)	372,400	12,337,612

Total Common Stocks (Cost $2,574,461,944)		2,602,111,440
Preferred Stock 0.0%
Consumer Discretionary
Specialty Retail
Orchard Supply Hardware Stores Corp. "A" * (Cost $5,967)	1,350	5,616
Securities Lending Collateral 33.8%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $887,699,777)	887,699,777	887,699,777
Cash Equivalents 0.9%
Central Cash Management Fund, 0.07% (b) (Cost $24,273,022)	24,273,022	24,273,022

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,486,440,710) †	133.9	3,514,089,855
Other Assets and Liabilities, Net	(33.9)	(889,440,957)

Net Assets	100.0	2,624,648,898

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $3,495,143,260.  At December 31, 2011, net unrealized appreciation for all securities based on tax cost was $18,946,595.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $127,018,881 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $108,072,286.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2011 amounted to $864,295,171, which is 32.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At December 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	3/16/2012	430	26,930,900	609,502

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(d)	$2,602,105,824	$—	$11,232	$2,602,117,056
Short-Term Investments(d)	911,972,799	—	—	911,972,799
Derivatives(e)	609,502	—	—	609,502
Total	$3,514,688,125	$—	$11,232	$3,514,699,357

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended December 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments
	Common Stock	Preferred Stock	Total
Balance as of September 30, 2011	$—	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(350)	(351)	(701)
Amortization premium/discount	—	—	—
Purchases	5,966	5,967	11,933
(Sales)	—	—	—
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of December 31, 2011	$5,616	$5,616	$11,232
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2011	$(350)	$(351)	$(701)

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation of the Fund's derivative instruments as of December 31, 2011, categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$609,502

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Equity Fund (formerly DWS Growth & Income Fund), a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012